July 31, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Keith O'Connell,
       Document Control - EDGAR

RE:      AXP Partners Series, Inc.
                AXP Partners Aggressive Growth Fund
                AXP Partners Fundamental Value Fund
                AXP Partners Growth Fund
                AXP Partners Select Value Fund
                AXP Partners Small Cap Core Fund
                AXP Partners Small Cap Value Fund
                AXP Partners Value Fund

Post-Effective Amendment No. 8
File No.: 333-57852/811-10321

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 8 (Amendment). This Amendment was filed electronically on July 28, 2003.

If you have any questions or concerns regarding this filing, please contact Katina Walker at 612-671-6990 or me at 612-671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel